Financial liabilities - Disclosure of variation in lease liabilities (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of financial liabilities [abstract]
Lease liabilities at beginning of period	€ 2,363	€ 540
Increase	0	2,051
Decrease	(814)	(406)
Lease liabilities at end of period	€ 1,549	€ 2,185